Financial Risk Management - Decline in Economic Value Based on Interest Rate Risk (Detail) - Sumitomo mitsui banking corporation [member] ¥ in Billions	Mar. 31, 2017 JPY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of total capital	1.50%
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decline in economic value based on the outlier framework	¥ 150.5
Percentage of total capital	1.50%
Interest rate risk [Member] | Japanese Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decline in economic value based on the outlier framework	¥ 77.2
Interest rate risk [Member] | U.S. Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decline in economic value based on the outlier framework	50.8
Interest rate risk [Member] | Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decline in economic value based on the outlier framework	¥ 8.8